DISCLUSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of new ifrs in the period [Abstract]
Schedule of Impact on Statement of Financial Position
During 2018, the Company has performed a detailed impact assessment of IFRS 16. Impact on the statement of financial position (increase/(decrease)) as at January 1, 2019:

Assets	U.S. Dollars in thousands
Property, plant and equipment (right-of-use assets)	4,138

Lease liabilities	4,622

Net impact on equity	(484)